Acquisition of Archimidis Container Carrier Corp (M/V Archimidis) - Purchase Price Allocation (Table) (Details) (Archimidis Container Carrier Corp, USD $) In Thousands, unless otherwise specified	Dec. 22, 2012
Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Vessel	$ 65,000
Above market acquired time charter	2,250
Identifiable assets	67,250
Purchase price	$ (67,250)